SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - COMPUTER SOFTWARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Capitalized software, net	$ 104,881	$ 95,301
Computer Software
Property, Plant and Equipment [Line Items]
Capitalized software, net	104,881	95,301
Capitalized computer software, accumulated amortization	$ 296,042	$ 322,807
Computer Software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer Software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years